RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Transactions with Related Parties) (Details) - C. Mer Industries Ltd [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Cost of revenues of products	$ 5,706	$ 10,978	$ 2,915
Research and development	25
Purchase of property and equipment	$ 100